Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,030,084	₩ 1,189,193	₩ 1,420,502
Other bad debt expenses	4	1,798
Loss on disposal of property, plant and equipment	15,048	20,030	7,466
Impairment loss on property, plant and equipment	43,601		1,610
Loss on disposal of intangible assets		30	75
Impairment loss on intangible assets	82	1,809	138
Donations	7,698	17,152	22,221
Expenses related to legal proceedings or claims and others	18,716	443	15,819
Other expenses	₩ 1,115,233	₩ 1,230,455	₩ 1,467,831